UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Total	Contributed Equity	Share-Based Payments Reserve	Foreign Currency Translation Reserve	Accumulated Losses
Beginning balance at Jun. 30, 2024	$ 51,339,595	$ 112,959,638	$ 13,440,265	$ (1,178,258)	$ (73,882,050)
Changes in equity
Net loss for the period	(16,236,871)				(16,236,871)
Exchange differences arising on translation into presentation currency	(4,892,234)			(4,892,234)
Total comprehensive loss for the period	(21,129,105)	0	0	(4,892,234)	(16,236,871)
Issue of shares – share placement	70,919,564	70,919,564
Issue of shares – exercise of options	123,737	123,737
Issue of shares – conversion of RSU's		349,032	(349,032)
Issue of shares – conversion of rights		13,059,034	(13,059,034)
Share issue costs	(2,619,570)	(2,619,570)
Share-based payment expense	6,908,182		6,908,182
Ending balance at Dec. 31, 2024	105,542,403	194,791,435	6,940,381	(6,070,492)	(90,118,921)
Beginning balance at Jun. 30, 2025	92,443,999	197,985,920	6,469,201	(2,780,397)	(109,230,725)
Changes in equity
Net loss for the period	(34,768,116)				(34,768,116)
Exchange differences arising on translation into presentation currency	1,306,846			1,306,846
Total comprehensive loss for the period	(33,461,270)	0	0	1,306,846	(34,768,116)
Issue of shares – share placement	45,717,352	45,717,352
Issue of shares – exercise of options	566,156	971,471	(405,315)
Issue of shares – conversion of RSU's	(2)	384,731	(384,733)
Share issue costs	(1,730,194)	(1,730,194)
Share-based payment expense	4,665,849		4,665,849
Ending balance at Dec. 31, 2025	$ 108,201,890	$ 243,329,280	$ 10,345,002	$ (1,473,551)	$ (143,998,841)